UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Cobalt Capital Management, Inc.

Address:    237 Park Avenue, Suite 900
            New York, New York 10017

13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Wayne Cooperman
Title:      President
Phone:      (212) 808-3756

Signature, Place and Date of Signing:


/s/ Wayne Cooperman       New York, New York         February 14, 2011
-------------------    ------------------------     --------------------
    [Signature]              [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total:  $ 2,144,158
                                        (in thousands)

List of Other Included Managers:

No.   Form 13F File Number            Name
---   --------------------            ----

1.    028-13397                       Cobalt Offshore Master Fund LP

2.    028-10572                       Cobalt Partners, L.P.

3.    028-12326                       Cobalt Partners II, L.P.

SK 01181 0008 1166780

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6      COL 7          COLUMN 8

                                                           VALUE    SHRS OR    SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT    PRN CALL  DISCRETION     MNGRS    SOLE       SHR NONE
--------------                --------------    -----      -------  -------    --- ----  ----------     -----    ----       --- ----
ACE LTD                       COM              H0023R105   47,455      762,337 SH        Shared-define  1, 2, 3     762,337
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7   29,887   29,000,000 PRN       Shared-define  1, 2, 3  29,000,000
AMAG PHARMACEUTICALS INC      COM              00163U106    7,772      429,406 SH        Shared-define  1, 2, 3     429,406
AMERICAN TOWER CORP           CL A             029912201   46,321      897,000 SH        Shared-define  1, 2, 3     897,000
ANADARKO PETE CORP            COM              032511107      762       10,000 SH        Shared-define  1, 2, 3      10,000
APACHE CORP                   COM              037411105   23,488      197,000 SH        Shared-define  1, 2, 3     197,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104   22,878      600,000 SH        Shared-define  1, 2, 3     600,000
ARCH COAL INC                 COM              039380100    2,104       60,000 SH        Shared-define  1, 2, 3      60,000
ARVINMERITOR INC              COM              043353101   49,902    2,431,879 SH        Shared-define  1, 2, 3   2,431,879
ATLAS ENERGY INC              COM              049298102  176,362    4,010,961 SH        Shared-define  1, 2, 3   4,010,961
BARRICK GOLD CORP             COM              067901108   36,316      682,881 SH        Shared-define  1, 2, 3     682,881
BLACKROCK INC                 COM              09247X101   53,839      282,500 SH        Shared-define  1, 2, 3     282,500
CABOT OIL & GAS CORP          COM              127097103    3,785      100,000 SH        Shared-define  1, 2, 3     100,000
CF INDS HLDGS INC             COM              125269100   71,603      529,807 SH        Shared-define  1, 2, 3     529,807
CHEVRON CORP NEW              COM              166764100   33,306      365,000 SH        Shared-define  1, 2, 3     365,000
COVENTRY HEALTH CARE INC      COM              222862104    9,900      375,000 SH        Shared-define  1, 2, 3     375,000
CROWN CASTLE INTL CORP        COM              228227104   37,581      857,428 SH        Shared-define  1, 2, 3     857,428
CROWN HOLDINGS INC            COM              228368106    4,297      128,720 SH        Shared-define  1, 2, 3     128,720
CSX CORP                      COM              126408103   41,997      650,000 SH        Shared-define  1, 2, 3     650,000
CUMMINS INC                   COM              231021106   16,502      150,000 SH        Shared-define  1, 2, 3     150,000
DANA HLDG CORP                COM              235825205   58,216    3,382,659 SH        Shared-define  1, 2, 3   3,382,659
DENBURY RES INC               COM NEW          247916208   61,184    3,205,026 SH        Shared-define  1, 2, 3   3,205,026
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1  251591AQ6   23,383   23,500,000 PRN       Shared-define  1, 2, 3  23,500,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.000% 3/1  251591AS2   14,565   14,700,000 PRN       Shared-define  1, 2, 3  14,700,000
DOMTAR CORP                   COM NEW          257559203   19,230      253,292 SH        Shared-define  1, 2, 3     253,292
E TRADE FINANCIAL CORP        COM NEW          269246401    4,590      286,900 SH        Shared-define  1, 2, 3     286,900
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS     G10082140    7,965      287,860 SH        Shared-define  1, 2, 3     287,860
EQUINIX INC                   COM NEW          29444U502   23,696      291,612 SH        Shared-define  1, 2, 3     291,612
FOREST OIL CORP               COM PAR $0.01    346091705   29,923      788,075 SH        Shared-define  1, 2, 3     788,075
FREEPORT-MCMORAN COPPER & GO  COM              35671D857   26,420      220,000 SH        Shared-define  1, 2, 3     220,000
GLOBAL PMTS INC               COM              37940X102   19,755      427,500 SH        Shared-define  1, 2, 3     427,500
GOOGLE INC                    CL A             38259P508   35,638       60,000 SH        Shared-define  1, 2, 3      60,000
HALLIBURTON CO                COM              406216101   42,463    1,040,000 SH        Shared-define  1, 2, 3   1,040,000
HESS CORP                     COM              42809H107    8,029      104,897 SH        Shared-define  1, 2, 3     104,897
INTERNATIONAL BUSINESS MACHS  COM              459200101   30,347      206,783 SH        Shared-define  1, 2, 3     206,783
JO-ANN STORES INC             COM              47758P307    6,022      100,000 SH        Shared-define  1, 2, 3     100,000
JOY GLOBAL INC                COM              481165108   10,219      117,800 SH        Shared-define  1, 2, 3     117,800
JPMORGAN CHASE & CO           COM              46625H100   18,190      428,800 SH        Shared-define  1, 2, 3     428,800
KEYCORP NEW                   COM              493267108    1,770      200,000 SH        Shared-define  1, 2, 3     200,000
KKR FINANCIAL HLDGS LLC       NOTE 7.500% 1/1  48248AAD0   47,228   34,285,000 PRN       Shared-define  1, 2, 3  34,285,000
KKR FINANCIAL HLDGS LLC       NOTE 7.000% 7/1  48248AAB4   22,126   21,275,000 PRN       Shared-define  1, 2, 3  21,275,000
KKR FINANCIAL HLDGS LLC       COM              48248A306   68,489    7,364,399 SH        Shared-define  1, 2, 3   7,364,399
LEAR CORP                     COM NEW          521865204   76,015      770,084 SH        Shared-define  1, 2, 3     770,084
LINCOLN NATL CORP IND         COM              534187109   20,858      750,000 SH        Shared-define  1, 2, 3     750,000
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100   86,702    2,520,406 SH        Shared-define  1, 2, 3   2,520,406
MASTERCARD INC                CL A             57636Q104   10,401       46,410 SH        Shared-define  1, 2, 3      46,410
MEDCO HEALTH SOLUTIONS INC    COM              58405U102   36,231      591,341 SH        Shared-define  1, 2, 3     591,341
MICROSOFT CORP                COM              594918104   22,328      800,000 SH        Shared-define  1, 2, 3     800,000
ORACLE CORP                   COM              68389X105   28,838      921,330 SH        Shared-define  1, 2, 3     921,330
PALL CORP                     COM              696429307   29,856      602,183 SH        Shared-define  1, 2, 3     602,183
PEABODY ENERGY CORP           COM              704549104   28,791      450,000 SH        Shared-define  1, 2, 3     450,000
PENN VA CORP                  NOTE 4.500%11/1  707882AA4   19,868   20,000,000 PRN       Shared-define  1, 2, 3  20,000,000
PMI GROUP INC                 COM              69344M101    3,300    1,000,000 SH        Shared-define  1, 2, 3   1,000,000
PNC FINL SVCS GROUP INC       COM              693475105    6,072      100,000 SH        Shared-define  1, 2, 3     100,000
POTASH CORP SASK INC          COM              73755L107   15,483      100,000 SH        Shared-define  1, 2, 3     100,000
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297   19,261      520,000 SH        Shared-define  1, 2, 3     520,000
QUALCOMM INC                  COM              747525103    2,475       50,000 SH        Shared-define  1, 2, 3      50,000
RADIAN GROUP INC              COM              750236101    7,380      914,491 SH        Shared-define  1, 2, 3     914,491
SCHLUMBERGER LTD              COM              806857108   33,400      400,000 SH        Shared-define  1, 2, 3     400,000
SENSATA TECHNOLOGIES HLDG BV  SHS              N7902X106    2,409       80,000 SH        Shared-define  1, 2, 3      80,000
SLM CORP                      COM              78442P106   41,441    3,291,572 SH        Shared-define  1, 2, 3   3,291,572
SMITHFIELD FOODS INC          COM              832248108    6,092      295,304 SH        Shared-define  1, 2, 3     295,304
SOLUTIA INC                   COM NEW          834376501    2,308      100,000 SH        Shared-define  1, 2, 3     100,000
STEEL DYNAMICS INC            COM              858119100   27,450    1,500,000 SH        Shared-define  1, 2, 3   1,500,000
TESORO CORP                   COM              881609101   16,802      906,232 SH        Shared-define  1, 2, 3     906,232
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209    7,444      142,800 SH        Shared-define  1, 2, 3     142,800
TITAN INTL INC ILL            COM              88830M102      786       40,200 SH        Shared-define  1, 2, 3      40,200
TRANSOCEAN INC                NOTE 1.500%12/1  893830AV1    5,916    6,000,000 PRN       Shared-define  1, 2, 3   6,000,000
TRINITY INDS INC              COM              896522109   16,136      606,400 SH        Shared-define  1, 2, 3     606,400
TRW AUTOMOTIVE HLDGS CORP     COM              87264S106   58,841    1,116,528 SH        Shared-define  1, 2, 3   1,116,528
TYCO ELECTRONICS LTD SWITZER  SHS              H8912P106   17,700      500,000 SH        Shared-define  1, 2, 3     500,000
TYCO INTERNATIONAL LTD        SHS              H89128104   45,584    1,100,000 SH        Shared-define  1, 2, 3   1,100,000
ULTRA PETROLEUM CORP          COM              903914109    3,462       72,462 SH        Shared-define  1, 2, 3      72,462
UNION PAC CORP                COM              907818108   33,951      366,400 SH        Shared-define  1, 2, 3     366,400
UNITED CONTL HLDGS INC        COM              910047109   34,619    1,453,358 SH        Shared-define  1, 2, 3   1,453,358
VALE S A                      ADR REPSTG PFD   91912E204   25,004      827,414 SH        Shared-define  1, 2, 3     827,414
VIACOM INC NEW                CL B             92553P201   27,727      700,000 SH        Shared-define  1, 2, 3     700,000
VISA INC                      COM CL A         92826C839   11,543      164,010 SH        Shared-define  1, 2, 3     164,010
WAL MART STORES INC           COM              931142103   16,179      300,000 SH        Shared-define  1, 2, 3     300,000